Other Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 37.1	$ 31.3	$ 24.3
Impairment charges			$ 5.3